LONG-TERM LOANS AND OTHER BORROWINGS - Other borrowings agreements (Details) Rp in Billions	12 Months Ended
Dec. 31, 2018 IDR (Rp)
PT Sarana Multi Infrastruktur | Dayamitra
Borrowings and other credit facilities
Maximum debt to equity ratio	5
Net debt to EBITDA ratio	4.00%
Minimum debt service coverage	100.00%
Sarana Multi Infrastruktur October 12 2016 | Rupiah | Dayamitra
Borrowings and other credit facilities
Total facility	Rp 700
Current period payment	50
Sarana Multi Infrastruktur March 29 2017 | Rupiah | Dayamitra
Borrowings and other credit facilities
Total facility	Rp 600
The company | Sarana Multi Infrastruktur November 14 2018
Borrowings and other credit facilities
Maximum debt to equity ratio	2
Net debt to EBITDA ratio	4.00%
Minimum debt service coverage	125.00%
The company | Sarana Multi Infrastruktur November 14 2018 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 1,000
Repayment of Interest, Semi Annually | Sarana Multi Infrastruktur October 12 2016 | Rupiah | Dayamitra
Borrowings and other credit facilities
Interest rate basis	3 months JIBOR
Interest rate adjustment (as a percent)	1.85%
Repayment of Interest, Semi Annually | Sarana Multi Infrastruktur March 29 2017 | Rupiah | Dayamitra
Borrowings and other credit facilities
Interest rate basis	3 months JIBOR
Interest rate adjustment (as a percent)	1.85%
Repayment of Interest, Semi Annually | The company | Sarana Multi Infrastruktur November 14 2018 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)	8.35%